SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING [Abstract]
Information about Segments
Information about segments for the years ended December 31, 2020, 2021 and 2022 presented were as follows:

	Year ended December 31, 2020
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	2,015,972	2,167,149	60,785	131,758	–	4,375,664
Operating income (loss)	1,016,793	(1,442,593)	(520,075)	(49,006)	(308,444)	(1,303,325)
Non-operating loss, net						(179,913)
Income tax expense						(141,640)
Share of results of equity investees						721
Net loss						(1,624,157)

	Year ended December 31, 2021
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	4,320,013	5,122,959	469,774	42,444	–	9,955,190
Operating income (loss)	2,500,081	(2,766,566)	(640,422)	(177,633)	(498,520)	(1,583,060)
Non-operating loss, net						(132,124)
Income tax expense						(332,865)
Share of results of equity investees						5,019
Net loss						(2,043,030)

	Year ended December 31, 2022
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	3,877,163	7,288,677	1,221,996	61,869	–	12,449,705
Operating income (loss)	1,971,416	(2,013,360)	(277,264)	(252,162)	(916,138)	(1,487,508)
Non-operating loss, net						(13,025)
Income tax expense						(168,395)
Share of results of equity investees						11,156
Net loss						(1,657,772)

(1)
Unallocated expenses are mainly relating to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from External Customers Based on Geographical Locations
Revenue from external customers is classified based on the geographical locations where the services were provided.

	Year ended December 31,
	2020 $	2021 $	2022 $

Revenue
Southeast Asia	2,791,894	6,316,782	8,321,249
Latin America	790,308	1,850,861	2,043,918
Rest of Asia	655,007	1,394,342	1,727,187
Rest of the world	138,455	393,205	357,351
Consolidated revenue	4,375,664	9,955,190	12,449,705

Long-Lived Assets
Long-lived assets consist of property and equipment, operating lease right-of-use assets and intangible assets.

	As of December 31,
	2021 $	2022 $

Long-lived assets
Southeast Asia	1,412,748	1,804,846
Rest of Asia	262,978	348,116
Rest of the world	56,434	257,792
	1,732,160	2,410,754